UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08012
Investment Company Act File Number
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 73.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.931%, with maturity at 2035(1)	$11,524	$12,055,277
3.098%, with maturity at 2034(1)	2,508	2,647,978
5.00%, with various maturities to 2018	6,406	6,896,665
5.50%, with various maturities to 2032	11,883	12,852,714
6.00%, with various maturities to 2035	28,932	32,440,923
6.50%, with various maturities to 2033	41,697	47,376,871
6.87%, with maturity at 2024	234	270,699
7.00%, with various maturities to 2035	26,171	29,867,343
7.09%, with maturity at 2023	839	977,898
7.25%, with maturity at 2022	1,243	1,440,602
7.31%, with maturity at 2027	324	386,130
7.50%, with various maturities to 2035	20,642	24,391,134
7.63%, with maturity at 2019	455	519,377
7.75%, with maturity at 2018	23	25,470
7.78%, with maturity at 2022	160	189,392
7.85%, with maturity at 2020	302	350,935
8.00%, with various maturities to 2028	10,715	12,334,935
8.13%, with maturity at 2019	666	739,816
8.15%, with various maturities to 2021	271	319,392
8.25%, with maturity at 2017	48	52,743
8.50%, with various maturities to 2031	6,739	8,037,529
8.75%, with maturity at 2016	10	11,265
9.00%, with various maturities to 2027	7,208	8,269,280
9.25%, with maturity at 2017	52	57,422
9.50%, with various maturities to 2026	2,181	2,592,151
9.75%, with maturity at 2018	2	2,189
10.50%, with maturity at 2020	689	823,781
11.00%, with maturity at 2015	22	25,107

		$205,955,018

Federal National Mortgage Association:
2.609%, with various maturities to 2035(1)	$31,436	$32,734,522
2.61%, with various maturities to 2026(1)	3,097	3,193,993
2.655%, with maturity at 2022(1)	2,122	2,175,861
2.681%, with maturity at 2035(1)	1,894	1,963,574
2.689%, with maturity at 2031(1)	3,430	3,522,573
2.702%, with various maturities to 2033(1)	4,141	4,297,591
2.897%, with maturity at 2037(1)	6,216	6,517,613
3.021%, with maturity at 2040(1)	1,963	2,058,176
3.079%, with maturity at 2036(1)	1,999	2,063,218
3.503%, with maturity at 2036(1)	2,401	2,468,696
3.67%, with maturity at 2034(1)	7,812	8,429,301
3.834%, with maturity at 2035(1)	9,571	10,353,858
3.908%, with maturity at 2034(1)	7,521	8,139,964
3.935%, with maturity at 2036(1)	691	720,960
3.969%, with maturity at 2021(1)	1,868	1,939,722
4.00%, with maturity at 2014	275	281,743
4.336%, with maturity at 2036(1)	29,712	32,210,037
4.488%, with maturity at 2035(1)	9,563	10,367,064
4.50%, with various maturities to 2018	26,534	28,332,430
4.842%, with maturity at 2034(1)	26,652	28,892,135
5.00%, with various maturities to 2027	13,850	14,860,167
5.50%, with various maturities to 2030	32,571	35,294,377

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2033	$15,560	$17,342,048
6.50%, with various maturities to 2033	55,807	63,297,782
6.52%, with maturity at 2025(2)	317	363,301
7.00%, with various maturities to 2036	77,190	89,479,289
7.25%, with maturity at 2023	29	30,916
7.50%, with various maturities to 2032	11,121	13,065,523
7.874%, with maturity at 2030(2)	30	34,936
7.875%, with maturity at 2021	829	972,691
8.00%, with various maturities to 2032	15,088	17,663,155
8.25%, with maturity at 2025	321	380,307
8.33%, with maturity at 2020	795	930,539
8.50%, with various maturities to 2032	8,416	10,169,384
8.511%, with maturity at 2021(2)	111	133,403
9.00%, with various maturities to 2030	1,024	1,206,552
9.50%, with various maturities to 2030	2,324	2,779,790
9.624%, with maturity at 2025(2)	32	36,630
9.75%, with maturity at 2019	17	18,799
9.822%, with maturity at 2020(2)	57	65,092
9.855%, with maturity at 2021(2)	99	115,594
9.927%, with maturity at 2021(2)	71	86,253
9.985%, with maturity at 2023(2)	70	83,101
10.102%, with maturity at 2021(2)	52	61,703
10.361%, with maturity at 2025(2)	39	44,979
10.931%, with maturity at 2025(2)	19	21,331
11.00%, with maturity at 2020	609	697,405
11.38%, with maturity at 2019(2)	77	85,311
11.879%, with maturity at 2018(2)	63	69,672
12.164%, with maturity at 2021(2)	22	24,352
12.706%, with maturity at 2015(2)	75	84,931

		$460,162,344

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$705	$730,822
6.50%, with various maturities to 2032	4,385	5,057,776
7.00%, with various maturities to 2034	36,812	42,947,351
7.25%, with maturity at 2022	30	34,595
7.50%, with various maturities to 2025	5,650	6,537,102
8.00%, with various maturities to 2027	10,560	12,354,141
8.25%, with maturity at 2019	148	169,627
8.30%, with maturity at 2020	42	49,288
8.50%, with various maturities to 2018	1,673	1,891,641
9.00%, with various maturities to 2027	6,811	8,562,308
9.50%, with various maturities to 2026	4,405	5,488,193

		$83,822,844

Total Mortgage Pass-Throughs (identified cost $705,096,131)		$749,940,206

Collateralized Mortgage Obligations — 5.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$257	$273,743
Series 1822, Class Z, 6.90%, 3/15/26	1,401	1,405,980
Series 1829, Class ZB, 6.50%, 3/15/26	659	718,922
Series 1896, Class Z, 6.00%, 9/15/26	781	782,930
Series 2075, Class PH, 6.50%, 8/15/28	368	417,488
Series 2091, Class ZC, 6.00%, 11/15/28	1,523	1,669,215

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2102, Class Z, 6.00%, 12/15/28	$387	$415,178
Series 2115, Class K, 6.00%, 1/15/29	2,383	2,468,740
Series 2142, Class Z, 6.50%, 4/15/29	826	901,581
Series 2245, Class A, 8.00%, 8/15/27	9,489	10,869,546

		$19,923,323

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$343	$403,467
Series G92-44, Class ZQ, 8.00%, 7/25/22	350	391,281
Series G93-36, Class ZQ, 6.50%, 12/25/23	12,806	14,523,190
Series 1993-16, Class Z, 7.50%, 2/25/23	465	541,711
Series 1993-39, Class Z, 7.50%, 4/25/23	1,179	1,375,697
Series 1993-45, Class Z, 7.00%, 4/25/23	1,464	1,670,771
Series 1993-149, Class M, 7.00%, 8/25/23	553	630,014
Series 1993-178, Class PK, 6.50%, 9/25/23	1,110	1,252,348
Series 1993-250, Class Z, 7.00%, 12/25/23	270	290,546
Series 1994-40, Class Z, 6.50%, 3/25/24	1,138	1,280,464
Series 1994-42, Class K, 6.50%, 4/25/24	5,043	5,724,981
Series 1994-82, Class Z, 8.00%, 5/25/24	1,830	2,141,963
Series 1997-81, Class PD, 6.35%, 12/18/27	706	801,366
Series 2000-49, Class A, 8.00%, 3/18/27	995	1,192,301
Series 2001-81, Class HE, 6.50%, 1/25/32	2,887	3,281,914
Series 2002-1, Class G, 7.00%, 7/25/23	746	850,322

		$36,352,336

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50% , 7/20/28	$625	$713,297

Total Collateralized Mortgage Obligations (identified cost $52,927,041)		$56,988,956

U.S. Government Agency Obligations — 15.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,052,910
5.77%, 1/5/27	5,000	6,090,695

		$12,143,605

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,478,735
4.125%, 3/13/20	26,460	28,729,263
4.75%, 3/10/23	4,500	5,057,185
5.365%, 9/9/24	6,445	7,588,665
5.375%, 8/15/24	14,700	17,144,140
5.625%, 6/11/21	17,000	20,361,954
5.75%, 6/12/26	2,720	3,251,540

		$87,611,482

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,651,903
5.50%, 9/18/23	26,850	32,050,254
5.50%, 4/26/24	16,015	19,221,411

		$52,923,568

Total U.S. Government Agency Obligations (identified cost $141,574,351)		$152,678,655

U.S. Treasury Obligations — 4.3%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$35,000	$35,435,995
U.S. Treasury Bond, 7.125%, 2/15/23(3)	6,000	8,370,936

Total U.S. Treasury Obligations (identified cost $41,262,454)		$43,806,931

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$15,196	$15,195,509

Total Short-Term Investments (identified cost $15,195,509)		$15,195,509

Total Investments — 100.1% (identified cost $956,055,486)		$1,018,610,257

Other Assets, Less Liabilities — (0.1)%		$(1,499,791)

Net Assets — 100.0%		$1,017,110,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $18,748.

A summary of open financial instruments at July 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	600 U.S. 5-Year Treasury Note	Short	$(71,045,168)	$(72,867,188)	$(1,822,020)
9/11	450 U.S. 10-Year Treasury Note	Short	(54,773,438)	(56,559,375)	(1,785,937)
9/11	200 U.S. 30-Year Treasury Bond	Short	(24,790,234)	(25,625,000)	(834,766)
9/11	50 U.S. Ultra Long Treasury Bond	Short	(6,404,596)	(6,596,875)	(192,279)

					$(4,635,002)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $4,635,002.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$966,934,904

Gross unrealized appreciation	$51,899,852
Gross unrealized depreciation	(224,499)

Net unrealized appreciation	$51,675,353

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$749,940,206	$—	$749,940,206
Collateralized Mortgage Obligations	—	56,988,956	—	56,988,956
U.S. Government Agency Obligations	—	152,678,655	—	152,678,655
U.S. Treasury Obligations	—	43,806,931	—	43,806,931
Short-Term Investments	—	15,195,509	—	15,195,509

Total Investments	$—	$1,018,610,257	$—	$1,018,610,257

Liability Description

Futures Contracts	$(4,635,002)	$—	$—	$(4,635,002)

Total	$(4,635,002)	$—	$—	$(4,635,002)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 26, 2011